Disclosures on Financial Instruments - Summary of Amounts that have been Offset and Amounts that are Available for Offset (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Gross amount recognized, Financial assets	$ 5,431.9	₨ 411,000.9	$ 6,750.9	₨ 466,853.9
Gross amount recognized as set off in the balance sheet, Financial assets	(895.7)	(67,771.4)	(575.9)	(39,827.4)
Net amount presented in the balance sheet, Financial assets	4,536.2	343,229.5	6,175.0	427,026.5
Amounts subject to an enforceable master netting arrangement, Financial instruments, Financial assets	(479.9)	(36,314.6)	(248.3)	(17,173.7)
Amounts subject to an enforceable master netting arrangement, Cash collateral, Financial assets	0.0	0.0	0.0	0.0
Net amount after offsetting, Financial assets	4,056.3	306,914.9	5,926.7	409,852.8
Gross amount recognized, Financial liabilities	12,473.2	943,783.6	13,951.5	964,805.8
Gross amount recognized as set off in the balance sheet, Financial liabilities	(895.7)	(67,771.4)	(575.9)	(39,827.4)
Gross amount recognized as set off in the balance sheet, Financial liabilities	11,577.5	876,012.2	13,375.4	924,978.4
Amounts subject to an enforceable master netting arrangement, Financial instruments, Financial liabilities	(479.9)	(36,314.6)	(248.3)	(17,173.7)
Amounts subject to an enforceable master netting arrangement, Cash collateral, Financial liabilities	0.0	0.0	0.0	0.0
Net amount after offsetting, Financial liabilities	$ 11,097.6	839,697.6	$ 13,127.1	907,804.7
Derivative financial instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Gross amount recognized, Financial assets		46,824.6		21,466.8
Net amount presented in the balance sheet, Financial assets		46,824.6		21,466.8
Amounts subject to an enforceable master netting arrangement, Financial instruments, Financial assets		(36,314.6)		(17,173.7)
Amounts subject to an enforceable master netting arrangement, Cash collateral, Financial assets		0.0		0.0
Net amount after offsetting, Financial assets		10,510.0		4,293.1
Gross amount recognized, Financial liabilities		75,364.7		74,049.7
Gross amount recognized as set off in the balance sheet, Financial liabilities		75,364.7		74,049.7
Amounts subject to an enforceable master netting arrangement, Financial instruments, Financial liabilities		(36,314.6)		(17,173.7)
Amounts subject to an enforceable master netting arrangement, Cash collateral, Financial liabilities		0.0		0.0
Net amount after offsetting, Financial liabilities		39,050.1		56,876.0
Trade receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Gross amount recognized, Financial assets		113,051.3		191,052.4
Gross amount recognized as set off in the balance sheet, Financial assets		(1,324.4)		(1,090.7)
Net amount presented in the balance sheet, Financial assets		111,726.9		189,961.7
Amounts subject to an enforceable master netting arrangement, Cash collateral, Financial assets		0.0		0.0
Net amount after offsetting, Financial assets		111,726.9		189,961.7
Cash and cash equivalent [Member]
Disclosure of detailed information about financial instruments [line items]
Gross amount recognized, Financial assets		251,125.0		254,334.7
Gross amount recognized as set off in the balance sheet, Financial assets		(66,447.0)		(38,736.7)
Net amount presented in the balance sheet, Financial assets		184,678.0		215,598.0
Amounts subject to an enforceable master netting arrangement, Cash collateral, Financial assets		0.0		0.0
Net amount after offsetting, Financial assets		184,678.0		215,598.0
Accounts payable [Member]
Disclosure of detailed information about financial instruments [line items]
Gross amount recognized, Financial liabilities		706,996.3		760,772.4
Gross amount recognized as set off in the balance sheet, Financial liabilities		(1,324.4)		(1,090.7)
Gross amount recognized as set off in the balance sheet, Financial liabilities		705,671.9		759,681.7
Amounts subject to an enforceable master netting arrangement, Cash collateral, Financial liabilities		0.0		0.0
Net amount after offsetting, Financial liabilities		705,671.9		759,681.7
Loans from banks/financial institutions (short-term) [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount recognized, Financial liabilities		161,422.6		129,983.7
Gross amount recognized as set off in the balance sheet, Financial liabilities		(66,447.0)		(38,736.7)
Gross amount recognized as set off in the balance sheet, Financial liabilities		94,975.6		91,247.0
Amounts subject to an enforceable master netting arrangement, Cash collateral, Financial liabilities		0.0		0.0
Net amount after offsetting, Financial liabilities		₨ 94,975.6		₨ 91,247.0